Commitments and contingencies	12 Months Ended
Dec. 31, 2017
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Commitments and contingencies
19.	Commitments and contingencies

(a)	The following is a summary of the Company’s minimum operating lease obligations for its premises due in future fiscal years:

2018	$81
2019	88
2020	92
2021	92
2022	95
Thereafter	8

$456

In addition to the minimum lease payments, the Company is required to pay realty taxes and other occupancy costs.

(b)	The following contingencies are related to Peace Naturals:

(i)

Plants Claim. Peace Naturals is subject to a claim for $12,000 for damages related to the death of 12 cannabis plants held in its care, amounting to $1,000 per plant (the “Plants Claim”). On November 21, 2017, the plaintiffs (Tweed Inc., the successor in interest of 8437726 Canada Inc., operating as MedCann Access, and 9388036 Canada Inc.) filed a notice with the Ontario Superior Court of Justice to wholly discontinue the Plants Claim against Peace Naturals.

(ii)

MedCann Access Acquisition Claim. 8437718 Canada Inc., 8437726 Canada Inc., Michael Blaine Dowdle, Rade Kovacevic, Kevin Furet and 9388036 Canada Inc. (collectively, the “Plaintiffs”) commenced a claim against Peace Naturals and a number of other parties, for $15,000 in damages as a result of an alleged breach of obligations to them by terminating a share purchase transaction for the acquisition of the Plaintiffs’ company, MedCann Access. The Company believes that the allegations contained in the statement of claim are without merit and plans to vigorously defend itself; accordingly, no provision for loss has been recognized. On February 21, 2018, the parties began the discovery phase of the proceedings.

(iii)

Warrants Claim. Jeffrey Gobuty, brother to Mark Gobuty, former CEO of Peace Naturals, brought a claim against Peace Naturals for warrants valued at $250 that were purportedly issued by Mark Gobuty, on behalf of Peace Naturals. The Company believes that the allegations contained in the statement of claim are without merit and plans to vigorously defend this claim. The plaintiff has not actively pursued this claim in over a year.

(iv)

Former Employees’ Unlawful Termination Claims. Peace Naturals, Cronos and certain directors were served with claims by a former employee for damages of $580 and 30,000 options of the Company and the former CEO of Peace Naturals for approximately $12,682 and a 10% equity interest in Peace Naturals in connection with alleged claims of wrongful termination. The Company believes that the allegations contained in the statement of claim are without merit and plans to vigorously defend itself; accordingly, no provision for loss has been recognized.